- ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended
Jun. 30, 2016
- ORGANIZATION AND NATURE OF BUSINESS [Abstract]
- ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

WIKE Corp. (“the Company”, “we”, “us” or “our”) was incorporated in the State of Nevada on November 11, 2014. We are a development-stage company in a business of printing on ornamental ribbons.  Our office is located at Via Lodovico Berti, 40131, Bologna, Italy.